Initial Public Offering - Additional Information (Detail) - $ / shares	Apr. 13, 2021	Mar. 25, 2021	Jan. 26, 2021	Jun. 30, 2021	Mar. 31, 2021
IPO
Class of Stock [Line Items]
Stock issued during the period shares	40,250,000
Over-Allotment Option
Class of Stock [Line Items]
Units issued during period shares new issues	5,250,000
Class A Ordinary Shares
Class of Stock [Line Items]
Stock issued during the period shares			35,000,000
Common stock par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A Ordinary Shares | IPO
Class of Stock [Line Items]
Stock issued during the period shares		35,000,000	35,000,000
Common stock par or stated value per share		$ 0.0001
Class of warrants or rights number of shares called by each warrant or right		1
Class of warrants or rights exercise price per share		$ 11.50	$ 11.50
Sale of stock issue price per share		$ 10.00	$ 10.00
Class A Ordinary Shares | Over-Allotment Option
Class of Stock [Line Items]
Stock issued during the period shares			40,250,000
Sale of stock issue price per share			$ 10.00